SCHEDULE OF COMMON STOCK (Details)	Jun. 30, 2024 shares
Tru Golf Nevada Shareholders Series A [Member]
Common Stock, Shares, Outstanding	5,750,274
Equity Method Investment, Ownership Percentage	43.40%
Tru Golf Nevada Shareholders Series B [Member]
Common Stock, Shares, Outstanding	1,716,860
Equity Method Investment, Ownership Percentage	13.00%
Private Placement Investors Two [Member]
Common Stock, Shares, Outstanding	571,450
Equity Method Investment, Ownership Percentage	4.30%
D M A Q Publicstockholders Three [Member]
Common Stock, Shares, Outstanding	1,460,077
Equity Method Investment, Ownership Percentage	11.00%
D M A Q Directorsand Officers [Member]
Common Stock, Shares, Outstanding	280,000
Equity Method Investment, Ownership Percentage	2.10%
D M A Q Sponsor Four [Member]
Common Stock, Shares, Outstanding	3,162,500
Equity Method Investment, Ownership Percentage	23.90%
I Bankers Five [Member]
Common Stock, Shares, Outstanding	313,951
Equity Method Investment, Ownership Percentage	2.40%
Trugolf Holdings Inc [Member]
Common Stock, Shares, Outstanding	13,255,112
Equity Method Investment, Ownership Percentage	100.00%